Bank Indebtedness	12 Months Ended
Dec. 31, 2021
Debt instruments held [abstract]
Bank Indebtedness
NOTE 15.
BANK INDEBTEDNESS
At December 31, 2021, Precision had available $40 million (2020 – $40 million) and US$15 million (2020 – US$15 million) under secured operating facilities, and a secured US$30 million (2020 – US$30 million) facility for the issuance of letters of credit and performance and bid bonds to support international operations. As at December 31, 2021 and 2020, no amounts had been drawn on any of the facilities. Availability of the $40 million and US$30 million facility was reduced by outstanding letters of credit in the amount of $7 million (2020 – $7 million) and US$3 million (2020 – US$2 million), respectively. The facilities are primarily secured by charges on substantially all present and future property of Precision and its material subsidiaries. Advances under the $40 million facility are available at the bank’s prime lending rate, U.S. base rate, U.S. LIBOR rate plus applicable margin, or applicable margin for Banker’s Acceptances, or in combination, and under the US$15 million facility at the bank’s prime lending rate.